Allowance For Loan Losses - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Increase (Decrease) in provision for loan losses	¥ 3,108	¥ 94,783	¥ (66,007)